Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Sales of goods	¥ 352,228	¥ 125,808	¥ 42,081
Real estate sales	98,641	54,076	38,804
Sales of goods and real estate	450,869	179,884	80,885
Costs of goods sold	308,723	107,047	33,203
Costs of real estate sales	93,298	55,942	39,430
Costs of goods and real estate sold	¥ 402,021	¥ 162,989	¥ 72,633